Convertible Notes Payable (Details) - USD ($) $ in Thousands		1 Months Ended		2 Months Ended		9 Months Ended		12 Months Ended
	Nov. 10, 2021	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Apr. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes Payable [Line Items]
Amortization of debt discount						$ 0	$ 1,613	$ 1,747	$ 411
Proceeds from convertible debt							$ 2,613	$ 2,513	1,573
Interest rate								1.00%
Debt conversion, original debt, amount								$ 4,384
Gain (loss) on extinguishment of debt								(1,636)
Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Debt conversion, original debt, amount								$ 2,000
Discount percentage of securities sold								25.00%
Cap value								$ 40,000
Debt Instrument convertible if converted value in excess of principal percent								1.50%
Gain (loss) on extinguishment of debt	$ (1,636)
Unsecured Debt [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Notes issued		$ 518
Amortization of debt discount		68		$ 244
Proceeds from convertible debt		$ 450	$ 332		$ 415				$ 1,595
Debt instrument, term									2 years
Interest rate		3.00%	3.00%	3.00%	3.00%				3.00%
Debt instrument, maturity date		Jun. 01, 2023	Jun. 01, 2023		Jun. 01, 2022
Unsecured Debt [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Notes issued			$ 1,592
Amortization of debt discount			176
Proceeds from convertible debt			$ 1,416
Interest rate			3.00%
Debt instrument, maturity date			Jun. 01, 2023